Document And Entity Information	Oct. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2026
Entity Registrant Name	Contango Silver & Gold Inc.
Entity Central Index Key	0001502377
Entity Emerging Growth Company	false
Entity File Number	001-35770
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-3431051
Entity Address, Address Line One	516 2nd Avenue
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Fairbanks
Entity Address, State or Province	AK
Entity Address, Postal Zip Code	99701
City Area Code	(907)
Local Phone Number	388-7770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01 per share
Trading Symbol	CTGO
Security Exchange Name	NYSEAMER